Share-based payments - Shares granted under the plan (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Share-based payments
As at January 1 | shares	138,141	169,185	125,000
Granted during the year | shares	87,324	113,848	146,115
Forfeited during the year | shares			(12,500)
Exercised during the year | shares	(118,798)	(144,892)	(89,430)
As at December 31 | shares	106,667	138,141	169,185
Average price per share beginning | $ / shares	$ 7.83	$ 5.62	$ 5.76
Granted during the year | $ / shares	14.65	9.48	5.57
Forfeited during the year | $ / shares			(5.8)
Exercised during the year | $ / shares	(8.7)	(6.55)	(5.7)
Average price per share ending | $ / shares	$ 12.44	$ 7.83	$ 5.62